SIGNIFICANT AND CRITICAL ACCOUNTING POLICIES AND PRACTICES (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of property plant equipment estimated useful lives

Computers, software, and office equipment	3 years
Furniture and fixtures	7 years